Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Operations and Comprehensive Income (Loss) [Abstract]
Remeasurement of secured notes		$ (86,610)	$ 36,916
Corporate and administrative expenses		(22,050)	(21,181)
Foreign exchange gain (loss)		25,134	(44,610)
Other income - flow-through shares		14,400	6,903
Interest income		4,750	3,166
Finance costs and other		(706)	(616)
Environmental rehabilitation expense			(450)
Loss before income taxes		(65,082)	(19,872)
Income tax recovery (expense)		11,910	(11,375)
Net loss		(53,172)	(31,247)
Items that will not be reclassified to net income or loss
Remeasurement of secured notes		4,171	34,199
Change in fair value of marketable securities		3,347	1,653
Tax impact		(1,575)	(9,455)
Total other comprehensive income		5,943	26,397
Total comprehensive loss		$ (47,229)	$ (4,850)
Weighted average number of common shares outstanding
Basic	[1]	100,892,166	88,765,198
Diluted		100,892,166	88,765,198
Loss per share
Basic		$ (0.53)	$ (0.35)
Diluted		$ (0.53)	$ (0.35)

[1]	As at December 31, 2025, the impact of outstanding potentially dilutive instruments of 436,230 units (2024 - 332,113 units) is excluded from the diluted share calculation for loss per share amounts as they are antidilutive.